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J.P. Morgan Institutional Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

February 28, 2001

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for J.P. Morgan Institutional Funds with respect to:
         J.P. Morgan Institutional Prime Money Market Fund
         J.P. Morgan Institutional Service Prime Money Market Fund
         J.P. Morgan Institutional Prime Money Market Reserves Fund J.P. Morgan Institutional Prime Cash Management Fund
         J.P. Morgan Institutional Direct Prime Money Market Fund
         J.P. Morgan Institutional International Opportunities Fund J.P. Morgan Institutional International Opportunities Fund -
              Advisor Series
         J.P. Morgan Institutional European Equity Fund
         J.P. Morgan Institutional Tax Exempt Money Market Fund
         J.P. Morgan Institutional Service Tax Exempt Money Market Fund (Registration Statement File No. 033-54642)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. Morgan Institutional Funds
                                            60 State Street, Suite 1300
                                            Boston, MA 02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

         J.P. Morgan Institutional Prime Money Market Fund
         J.P. Morgan Institutional Service Prime Money Market Fund
         J.P. Morgan Institutional Prime Money Market Reserves Fund J.P. Morgan Institutional Prime Cash Management Fund
         J.P. Morgan Institutional Direct Prime Money Market Fund
         J.P. Morgan Institutional International Opportunities Fund J.P. Morgan Institutional International Opportunities Fund -
              Advisor Series
         J.P. Morgan Institutional European Equity Fund
         J.P. Morgan Institutional Tax Exempt Money Market Fund
         J.P. Morgan Institutional Service Tax Exempt Money Market Fund

3.       Investment Company Act File Number:811-07342
         Securities Act File Number:   033-54642

4(a). Last day of fiscal year for which this notice is filed: November 30, 2000

     4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

     Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.


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Division of Investment Management
Securities and Exchange Commission
February 28, 2001
Page 2

     4(c). [] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):     $96,237,275,751

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:            $91,238,202,811

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                     $

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                  $91,238,202,811

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                     $4,999,072,940


         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                    $

         (vii)    Multiplier for determining registration
                  fee (see instruction C.8):                        x .000264

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee
                  is due)                                        =$1,319,755.26
                                                                 ===============

6.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):            +$

7.       Total of the amount of the  registration  fee due plus any interest due
         [Item 5(vii) plus Item 6]:                              =$1,319,755.26
                                                                 ==============

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 27, 2001

         Account Number: 0000894088

         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means

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This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         J.P. MORGAN INSTITUTIONAL FUNDS



By:      /S/Mary Jo Pace
         --------------------------------------
         Mary Jo Pace
         Vice President and Assistant Secretary